Leases - Summary of lease cost recognized in statements of comprehensive (loss) income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summary of lease cost
Operating lease expense	¥ 31,222	¥ 35,548	¥ 54,565
Short-term lease expense	18,028	7,561	5,430
Total lease cost	¥ 49,250	¥ 43,109	¥ 59,995